Note 10 - Financial assets and liabilities held for trading - Financial assets and liabilities held for trading (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Assets Held For Trading Abstract
Derivative financial assets held for trading	€ 30,536	€ 35,265	€ 42,955
Debt Instruments Held For Trading	25,577	22,573	27,166
Loans and receivables Held For Trading	12,021	56	154
Equity Instruments Held For Trading	5,254	6,801	4,675
Financial Assets Held For Trading	90,117	64,695	74,950
Financial Liabilities Held For Trading Abstract
Derivative financial liabilities, held for trading	31,815	36,169	43,118
Short positions, held for trading	11,025	10,013	11,556
Financial Liabilities Held For Trading	80,774	46,182	54,675
Total [Member]
Financial Assets Held For Trading Abstract
Derivative financial assets held for trading	30,536	35,265	42,955
Debt Instruments Held For Trading	25,577	22,573	27,166
Loans and receivables Held For Trading	28,750	56	154
Equity Instruments Held For Trading	5,254	6,801	4,675
Financial Assets Held For Trading	90,117	64,695	74,950
Financial Liabilities Held For Trading Abstract
Derivative financial liabilities, held for trading	31,815	36,169	43,118
Short positions, held for trading	11,025	10,013	11,556
Deposits held for trading	37,934
Financial Liabilities Held For Trading	€ 80,774	€ 46,182	€ 54,675